Share-Based Payment - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	R$ 232,672	R$ 251,239	R$ 213,076
Shares lock-up period	10 years
Cancelled	5,779,650,000	2,378,742,000
Number of shares granted (in shares)	4,979,697,000	6,434,928,000
Class A common stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase of common stock shares during the period (in shares)	24,090,491	5,733,740,000